Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ (297)	$ 24,384
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of finance receivables	49,525	22,389
Provision for credit losses on finance receivables	457	7
Depreciation and amortization	3,238	2,164
Debt issuance cost amortization	609	521
Profit interest and stock-based compensation expense	579	49
Amortization of operating lease	4
Deferred income taxes	537	0
Change in fair value of warrant liability	(2,404)	0
Changes in assets and liabilities:
Accrued interest and fees receivable	(44)	(1,366)
Other assets	356	(967)
Accounts payable	741	(859)
Accrued expenses	(8,570)	(966)
Net cash provided by operating activities	44,731	45,356
Cash flows from investing activities:
Finance receivables originated and acquired	(156,877)	(105,844)
Finance receivables repayments and recoveries	108,447	104,200
Purchases of equipment and capitalized technology	(3,814)	(2,998)
Net cash used in investing activities	(52,244)	(4,642)
Cash flows from financing activities:
Member distributions	(587)	(902)
Net advances (payments) of secured borrowing payable	(3,267)	(171)
Net advances (payments) of senior debt	10,000	16,199
Payment of subordinated debt - related party	0	(4,000)
Payment for debt issuance costs	(12)	(1,532)
Repurchases of common stock	(1,037)	0
Net cash provided by (used in) financing activities	5,097	9,594
Net increase in cash and restricted cash	(2,416)	50,308
Cash and restricted cash
Beginning	62,362	45,657
Ending	59,946	95,965
Supplemental disclosure of cash flow information:
Interest paid on borrowed funds	6,735	4,857
Non-cash change from adopting the fair value option on finance receivables	0	71,252
Increase in additional paid-in capital as a result of tax receivable agreement	54	$ 0
Operating lease right of use asset recognized from adoption of ASU 2016-02	15,459
Operating lease liability recognized from adoption of ASU 2016-02	$ 17,972